CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue (Note 14)	$ 142,912	$ 104,242
Cost of revenue (Note 15 and 16)	28,178	20,786
Gross profit	114,734	83,456
Operating expenses
General and administrative (Note 16)	30,183	28,443
Sales and marketing (Note 16)	59,654	43,346
Research and development (Note 16)	24,778	20,363
Share-based compensation (Note 12)	4,713	2,261
Foreign exchange (gain) loss	(11,112)	473
Depreciation and amortization (Note 5, 6 and 7)	2,333	2,019
Operating expenses	110,549	96,905
Operating income (loss)	4,185	(13,449)
Finance (income) expense, net (Note 9)	(3,512)	65
Other income	(85)	(85)
Income (loss) before income taxes	7,782	(13,429)
Income tax expense (Note 17)	764	172
Net income (loss) for the year	7,018	(13,601)
Item that may be reclassified subsequently to income:
Exchange loss (gain) on translation of foreign operations	11,936	(494)
Item not subsequently reclassified to income:
Actuarial (gain) loss (Note 10)	(252)	80
Other comprehensive loss	11,684	(414)
Comprehensive loss	$ (4,666)	$ (13,187)
Income (loss) per share - basic (in USD per share)	$ 0.21	$ (0.41)
Income (loss) per share - diluted (in USD per share)	$ 0.21	$ (0.41)
Weighted average number of common shares outstanding - basic (Note 13) (in shares)	33,067,716	32,867,801
Weighted average number of common shares outstanding - diluted (Note 13) (in shares)	34,041,754	32,867,801